Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000210577
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Growth Equity Fund, Institutional Class Shares
Accumulated Value		$ 1,000,000		$ 1,205,374	$ 1,507,334	$ 1,663,264	$ 2,127,491	$ 2,804,669	$ 2,384,674	$ 2,750,554	$ 3,517,042	$ 4,251,861	$ 4,556,074
C000210578
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Growth Equity Fund, Investor Class Shares
Accumulated Value		10,000		12,033	15,007	16,515	21,075	27,718	23,494	27,044	34,496	41,589	44,438
C000210586
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Total Return Bond Fund, Institutional Class Shares
Accumulated Value		1,000,000		1,036,271	1,052,898	1,107,525	1,114,142	1,190,469	1,151,142	1,174,713	1,307,907	1,350,306	1,391,304
C000210587
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Total Return Bond Fund, Investor Class Shares
Accumulated Value		10,000		10,337	10,477	10,984	11,032	11,759	11,342	11,545	12,809	13,205	13,558
C000210585
Account Value [Line Items]
Accumulated Value		10,000		10,320	10,450	10,940	10,977	11,713	11,288	11,479	12,736	13,106	13,443
C000210574
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Credit Fund, Institutional Class Shares
Accumulated Value		1,000,000		1,090,794	1,133,982	1,189,294	1,210,543	1,345,113	1,263,703	1,330,791	1,481,158	1,564,059	1,616,225
C000210575
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Credit Fund, Investor Class Shares
Accumulated Value		10,000		10,882	11,285	11,807	11,988	13,275	12,453	13,069	14,513	15,290	15,762
C000210576
Account Value [Line Items]
Accumulated Value		10,000		10,867	11,244	11,761	11,930	13,227	12,394	13,021	14,445	15,218	15,686
C000210579
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Low Duration Bond Fund, Institutional Class Shares
Accumulated Value		1,000,000		1,014,813	1,022,900	1,058,913	1,099,809	1,119,791	1,069,471	1,080,662	1,155,627	1,212,286	1,249,938
C000210580
Account Value [Line Items]
Line Graph and Table Measure Name			Frost Low Duration Bond Fund, Investor Class Shares
Accumulated Value		10,000		10,124	10,179	10,511	10,900	11,070	10,536	10,631	11,336	11,862	12,199
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 1000 Index (USD) (TR)
Accumulated Value		1,000,000		1,159,501	1,347,213	1,454,996	1,630,098	2,248,979	2,094,477	2,365,674	2,874,341	3,349,720	3,984,099
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 1000 Index (USD) (TR)
Accumulated Value		10,000		11,595	13,472	14,550	16,301	22,490	20,945	23,657	28,743	33,497	39,841
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		1,000,000		994,852	986,893	1,066,641	1,174,599	1,166,356	1,060,027	1,024,326	1,076,577	1,112,984	1,143,141
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		1,000,000		994,852	986,893	1,066,641	1,174,599	1,166,356	1,060,027	1,024,326	1,076,577	1,112,984	1,143,141
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		1,000,000		994,852	986,893	1,066,641	1,174,599	1,166,356	1,060,027	1,024,326	1,076,577	1,112,984	1,143,141
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		9,949	9,869	10,666	11,746	11,664	10,600	10,243	10,766	11,130	11,431
Russell 1000 Growth Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 1000 Growth Benchmark Index (USD) (TR)
Accumulated Value		1,000,000		1,180,516	1,450,181	1,607,140	2,086,661	2,852,002	2,511,843	2,946,621	3,740,298	4,632,488	4,992,901
Russell 1000 Growth Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 1000 Growth Benchmark Index (USD) (TR)
Accumulated Value		10,000		11,805	14,502	16,071	20,867	28,520	25,118	29,466	37,403	46,325	49,929
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name			50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Accumulated Value		1,000,000		1,060,096	1,070,351	1,161,881	1,254,994	1,328,293	1,194,589	1,213,173	1,319,808	1,406,207	1,461,014
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name			50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Accumulated Value		10,000		10,601	10,704	11,619	12,550	13,283	11,946	12,132	13,198	14,062	14,610
50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name			50/50 Bloomberg U.S. Credit & Bloomberg U.S. Corporate High Yield
Accumulated Value		10,000		10,601	10,704	11,619	12,550	13,283	11,946	12,132	13,198	14,062	14,610
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Accumulated Value		1,000,000		1,003,779	998,346	1,050,486	1,112,530	1,117,265	1,065,380	1,061,331	1,123,192	1,176,386	1,211,870
Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year U.S. Government/Credit Index (USD)
Accumulated Value		$ 10,000		$ 10,038	$ 9,983	$ 10,505	$ 11,125	$ 11,173	$ 10,654	$ 10,613	$ 11,232	$ 11,764	$ 12,119

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.